Note 20 - Information on the Asset Types and the Associated Transactions (Detail) - Information on the Asset Types and the Associated Transactions [Member] - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 44,898	€ 40,654
Securities lending agreements		5,444	8,951
Total return swaps		1,766	1,319
Other		4,028	5,028
Total trading securities, assets		56,136	55,953
Other trading assets		244	215	[1]
Non-trading financial assets mandatory at fair value through profit and loss		760	666
Financial assets at fair value through other comprehensive income		5,642	5,951
Loans at amortized cost	[2]	13	210
Other		481	72
Total		63,276	63,066	[1]
Carrying amount of associated liabilities		€ 57,522	€ 53,348

[1]	Prior year numbers have been restated following the reassessment of one trade.
[2]	Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2021 and December 31, 2020. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.